Initial Public Offering (Details) - $ / shares		6 Months Ended	12 Months Ended
	Oct. 09, 2024	Jun. 30, 2026	Dec. 31, 2025
Initial Public Offering [Line Items]
Purchase warrant (in Shares)	1		1
Warrant price per share	$ 11.5		$ 11.5
Redeemable Public Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit	$ 1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	23,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued (in Shares)	3,000,000	3,000,000	3,000,000
Shares issued, price per share	$ 10
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Shares issued, price per share		$ 11.5	$ 11.5
Number of shares issued per unit	1
Warrant price per share	$ 11.5	0.01	0.01
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Shares issued, price per share		$ 18	$ 18
Purchase warrant (in Shares)	1		1